RELATED PARTY TRANSACTION (Details Narrative) - $ / shares			12 Months Ended
	Apr. 14, 2021	Jan. 14, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	Oct. 28, 2019
Related Party Transaction [Line Items]
Preferred stock, shares outstanding			0		0
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, shares issued			0		0
Preferred stock par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding				0
Purchase price		$ 0.10
Preferred stock, shares authorized		1,000
Preferred stock, voting rights		the Board of Directors adopted a certificate of designation establishing the rights, preferences, privileges and other terms of 1,000 Series B Preferred Stock, par value $0.0001 per share, providing for supermajority voting rights to holders of the Series B Preferred Stock.
Series B Preferred Stock [Member] | Mr David Lee [Member]
Related Party Transaction [Line Items]
Shares issued during the period for service		1,000
Preferred stock, shares outstanding				0
Purchase price		$ 0.10
Preferred stock, shares authorized		1,000
Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding				0
Series D Preferred Stock [Member] | Mr David Lee [Member]
Related Party Transaction [Line Items]
Shares issued during the period for service	1,000
Purchase price	$ 0.10
Preferred stock, shares authorized	1,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding					0
Preferred stock, shares issued						1,000
Preferred stock par value (in Dollars per share)						$ 20
Preferred stock, voting rights			The Series A Preferred Stock had a fifty-one (51%) voting right only and was redeemed at par value on December 12, 2019